Income Taxes - Schedule of Reconciliation of Differences Between Income Tax Rate Profits and Income Tax (Benefits) Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Reconciliation of Differences Between Income Tax Rate Profits and Income Tax (Benefits) Expenses [Line Items]
Income(loss) before taxation (in Dollars)	$ 6,700,497	$ (1,918,088)
Notional tax on loss before tax
Computed expected tax (benefits) expense (in Dollars)	(242,555)	(383,618)
Non-taxable or non-deductible expenses (in Dollars)	(2,213)	165,660
Foreign rate differences (in Dollars)	23,667	(511)
Change in valuation allowances (in Dollars)	221,101	216,962
Total (in Dollars)		$ (1,507)
Yong Ding's [Member]
Notional tax on loss before tax
Statutory income tax rate	20.00%	20.00%
Non-taxable or non-deductible expenses	0.19%	0.01%
Change in valuation allowances	(20.19%)	(19.86%)
Effective tax rate	0.00%	0.15%
YD USA’s [Member]
Notional tax on loss before tax
Statutory income tax rate	21.00%	20.00%
Non-taxable or non-deductible expenses	0.00%	0.00%
Foreign rate differences	0.00%	1.00%
Change in valuation allowances	(21.00%)	(21.00%)
Effective tax rate	0.00%	0.00%